DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	AGENCY ASSET BACKED SECURITIES — 2.7%
	AGENCY CMBS — 0.1%
2,608,726	Government National Mortgage Association Series 2007-15 IO(a),(b)		1.5980	03/16/47	$ 13,234
3,996,232	Government National Mortgage Association Series 2015-6 IO(a),(b)		0.4550	02/16/51	55,777
400,007	Government National Mortgage Association Series 2012-72 IO(a),(b)		0.4830	11/16/52	1,579
246,278	Government National Mortgage Association Series 2015-122 IO(a),(b) (i)		0.5840	05/16/57	27
					70,617
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
893,807	Fannie Mae REMICS Series 2012-90 SA(a),(c)	SOFR30A + 5.936%	1.6300	08/25/42	94,412
3,534,931	Fannie Mae REMICS Series 2012-144 SH(a),(c)	SOFR30A + 5.986%	1.6800	01/25/43	478,803
3,233,286	Fannie Mae REMICS Series 2017-16 CS(a),(c)	SOFR30A + 5.936%	1.6300	03/25/47	431,021
2,079,825	Fannie Mae REMICS Series 2017-14 DS(a),(c)	SOFR30A + 5.936%	1.6300	03/25/47	259,779
2,165,521	Fannie Mae REMICS Series 2017-68 SN(a),(c)	SOFR30A + 6.036%	1.7300	09/25/47	282,110
1,585,669	Fannie Mae REMICS Series 2018-64 SE(a),(c)	SOFR30A + 6.086%	1.7800	09/25/48	206,393
507,673	Freddie Mac REMICS Series 4238 NS(a),(c)	SOFR30A + 6.586%	2.2820	02/15/42	57,093
2,901,848	Freddie Mac REMICS Series 4416 DS(a),(c)	SOFR30A + 5.986%	1.6820	12/15/44	351,247
170,252	Freddie Mac REMICS Series 4583 ST(a),(c)	SOFR30A + 5.886%	1.5820	05/15/46	18,668
1,440,173	Freddie Mac REMICS Series 4685 SA(a),(c)	SOFR30A + 5.986%	1.6820	05/15/47	200,598
3,193,185	Freddie Mac REMICS Series 4718 SC(a),(c)	SOFR30A + 6.036%	1.7320	09/15/47	442,787
1,050,901	Freddie Mac REMICS Series 4796 AS(a),(c)	SOFR30A + 6.086%	1.7820	05/15/48	150,418
8,455,172	Government National Mortgage Association Series 2019-111 SK(a),(c)	TSFR1M + 3.316%	0.0001	09/20/49	128,881
					3,102,210

	TOTAL AGENCY ASSET BACKED SECURITIES (Cost $14,621,479)				3,172,827

	NON-AGENCY ASSET BACKED SECURITIES — 96.6%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6%
32,255	Adjustable Rate Mortgage Trust 2005-4 Series 2005-4 3A1(b)		7.0150	08/25/35	32,053
1,413,289	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 5A1(c)	TSFR1M + 0.414%	4.7340	03/25/37	1,709,967
136,780	Alternative Loan Trust 2003-4CB Series 2003-4CB B1(b)		6.0480	04/25/33	83,122
75,955	Alternative Loan Trust 2003-J2 Series 2003-J2 B1		6.0000	10/25/33	70,464
333,514	Alternative Loan Trust 2005-22T1 Series 2005-22T1 A2(a),(c)	TSFR1M + 4.956%	0.6360	06/25/35	23,057
1,541,020	Alternative Loan Trust 2006-32CB Series 2006-32CB A8(a),(c)	TSFR1M + 5.156%	0.8360	11/25/36	145,864
112,793	Alternative Loan Trust 2006-HY10 Series 2006-HY10 2A1(b)		5.3720	05/25/36	107,540
294,588	Alternative Loan Trust 2006-J3 Series 2006-J3 2A1		4.7500	12/29/25	267,487
131,217	Alternative Loan Trust 2006-J5 Series 2006-J5 1A4		6.5000	09/25/36	65,467
19,287,685	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XBI(a),(d) (i)		0.0001	08/25/46	57,111

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 96.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
4,501,739	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XAD(a),(d) (i)		0.0001	08/25/46	$ 9,925
11,076,588	Alternative Loan Trust 2006-OA14 Series 2006-OA14 X2(a),(b)		0.0001	11/25/46	111
4,899,982	Alternative Loan Trust 2006-OA17 Series 2006-OA17 2X(a),(b)		1.1990	12/20/46	434,325
32,579,244	Alternative Loan Trust 2006-OA2 Series 2006-OA2 X1P(a),(b)		0.2060	05/20/46	247,873
27,900,000	Alternative Loan Trust 2006-OC6 Series 2006-OC6 2A2A(c) (i)	TSFR1M + 0.434%	0.0001	07/25/36	113,448
137,321	Alternative Loan Trust Resecuritization 2006-22R Series 2006-22R 2A2		6.2500	05/25/36	69,810
162,825	American Home Mortgage Assets Trust 2006-2 Series 2006-2 1A1(c)	12MTA + 0.960%	5.3590	09/25/46	148,647
121,945	American Home Mortgage Assets Trust 2007-5 Series 2007-5 A1(c)	TSFR1M + 0.494%	4.8140	06/25/47	114,632
141,267	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 1A5(a),(c)	TSFR1M + 772.262%	6.0000	11/25/36	30,563
307,167	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 XIO(a)		6.0000	11/25/46	61,641
2,060,379	Banc of America Funding 2005-C Trust Series 2005-C M2(c)	TSFR1M + 0.764%	5.0820	05/20/35	1,437,139
44,894	Banc of America Funding 2005-F Trust Series 2005-F 1A1(c)	TSFR1M + 0.734%	5.0520	09/20/35	34,058
436,543	Banc of America Mortgage 2007-1 Trust Series 2007-1 2IO(a)		6.0000	01/25/37	80,258
564,443	BCAP, LLC 2008-RR3 Trust Series 2008-RR3 A1B(b),(e)		6.6970	10/25/36	167,049
197,636	Bear Stearns ALT-A Trust 2003-6 Series 2003-6 B1(b)		5.4060	01/25/34	121,080
205,791	Bear Stearns ALT-A Trust 2005-7 Series 2005-7 25A1(b)		5.5130	09/25/35	64,582
110,111	Bear Stearns ARM Trust 2004-6 Series 2004-6 2A2(b)		4.2030	09/25/34	99,396
33,996	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(b) (i)		0.0001	10/25/34	26,435
64,803	Bear Stearns ARM Trust 2007-4 Series 2007-4 22A1(b)		4.3170	06/25/47	57,099
26,267	Bear Stearns Asset Backed Securities I Trust Series 2004-AC5 A2(c)	TSFR1M + 0.514%	4.8340	10/25/34	23,344
174,869	Bear Stearns Asset Backed Securities Trust Series 2003-AC4 M1(d)		5.6580	09/25/33	153,506
22,528	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 B(c)	TSFR1M + 4.989%	9.3090	10/25/33	38,551
30,372	Bear Stearns Asset Backed Securities Trust Series 2003-AC6 M2(c)	TSFR1M + 2.764%	7.0840	11/25/33	21,193
1,421,812	Bear Stearns Mortgage Funding Trust 2006-AR1 Series 2006-AR1 2A2(c)	TSFR1M + 0.634%	4.9540	08/25/36	1,458,722
2,331,011	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A2(c)	TSFR1M + 0.324%	4.6440	12/25/46	2,505,809
2,232,763	Bear Stearns Mortgage Funding Trust 2007-AR1 Series 2007-AR1 1A2(c)	TSFR1M + 0.324%	4.6440	01/25/37	2,234,904
1,685,919	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A2(c)	TSFR1M + 0.294%	4.7940	03/25/37	1,702,982
1,450,163	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 21A2(c)	TSFR1M + 0.494%	4.8140	04/25/37	1,480,279
16,683	Bear Stearns Mortgage Funding Trust 2007-SL1 Series 2007-SL1 1A(c)	TSFR1M + 0.434%	4.7540	03/25/37	21,632
19,620	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 5A2(b)		6.4090	02/25/37	18,407
5,652	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 7A1(b)		7.2910	02/25/37	5,691
29,373	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-2A A2(c),(e)	TSFR1M + 0.434%	4.7540	05/25/35	28,736
375,798	Chevy Chase Funding, LLC Mortgage-Backed Series 2007-2A A2(c),(e)	TSFR1M + 0.294%	4.6140	05/25/48	258,476
190,127	CHL Mortgage Pass-Through Trust 2003-58 Series 2003-58 M(b)		6.8970	02/19/34	175,300

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 96.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
23,651	CHL Mortgage Pass-Through Trust 2004-25 Series 2004-25 1A2(c)	TSFR1M + 0.894%	5.2140	02/25/35	$ 19,660
3,830,295	CHL Mortgage Pass-Through Trust 2004-29 Series 2004-29 2X(a),(b)		0.0001	02/25/35	38
15,776	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A1(c)	TSFR1M + 0.384%	4.7040	04/25/35	14,993
198,548	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A2(c)	TSFR1M + 0.434%	4.7540	04/25/35	145,353
211,880	CHL Mortgage Pass-Through Trust 2005-14 Series 2005-14 A3		5.5000	07/25/35	77,558
82,941	CHL Mortgage Pass-Through Trust 2007-HYB2 Series 2007-HYB2 3A1(b)		4.3760	02/25/47	72,381
54,996	Citicorp Mortgage Securities Trust Series 2006-4 Series 2006-4 1A12		6.0000	08/25/36	21,934
31,959	Citicorp Mortgage Securities Trust Series 2007-7 Series 2007-7 APO(f)		0.0001	08/25/37	21,589
18,940	Citigroup Mortgage Loan Trust 2004-HYB2 Series 2004-HYB2 1A(b)		6.9970	03/25/34	18,492
90,494	Citigroup Mortgage Loan Trust 2005-3 Series 2005-3 2A2B(b)		5.9880	08/25/35	81,220
40,331	Citigroup Mortgage Loan Trust 2006-AR1 Series 2006-AR1 2A1(c)	H15T1Y + 2.400%	6.3000	03/25/36	40,591
33,180	Citigroup Mortgage Loan Trust 2007-AR8 Series 2007-AR8 2A1A(b)		5.1350	07/25/37	29,673
14,175	Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB1 A31(b)		6.7430	02/25/34	14,230
52,833	CitiMortgage Alternative Loan Trust Series 2007-A1 Series 2007-A1 1A1		6.0000	01/25/37	47,627
2,503,377	CitiMortgage Alternative Loan Trust Series 2007-A6 Series 2007-A6 1A2(a),(c)	TSFR1M + 5.286%	0.9660	06/25/37	180,614
21,849	Countrywide Asset-Backed Certificates Series 2005-IM3 A3(c)	TSFR1M + 0.614%	4.9340	03/25/36	22,831
75,410	Credit Suisse First Boston Mortgage Securities Series 2003-AR9 CB1(b)		6.2860	03/25/33	73,030
642,815	Credit Suisse First Boston Mortgage Securities Series 2004-AR7 CB1(c)	TSFR1M + 1.264%	5.5840	11/25/34	596,340
421,485	CSFB Mortgage-Backed Trust Series 2004-7 Series 2004-7 DB1(b)		5.9890	11/25/34	268,491
43,206	Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-5 1A3(b)		5.5000	11/25/35	78,096
990,081	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5 A3(c)	TSFR1M + 0.914%	5.2340	08/25/47	757,233
9,289	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B2(c)	TSFR1M + 1.764%	6.0820	08/25/35	8,275
173,076	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B3(c)	TSFR1M + 1.989%	6.3070	07/19/44	98,857
24	DSLA Mortgage Loan Trust 2005-AR1 Series 2005-AR1 2A2(c) (i) (k)	TSFR1M + 0.774%	5.0920	02/19/45	—
100,302	Fannie Mae REMIC Trust 2003-W1 Series 2003-W1 M(b)		2.3710	12/25/42	86,929
579,815	Global Mortgage Securitization Ltd. Series 2005-A B1(e)		5.2500	04/25/32	532,585
9,555	GreenPoint Mortgage Funding Trust 2006-AR3 Series 2006-AR3 3A1(c) (i) (k)	TSFR1M + 0.574%	4.8940	04/25/36	9,555
26,332,087	GreenPoint Mortgage Funding Trust Series 2006-AR8(c) (i)	TSFR1M + 0.534%	0.0001	01/25/47	176,867
792,324	GSMPS Mortgage Loan Trust 2003-3 Series 2003-3 B1(b),(e)		6.9770	06/25/43	8
155,788	GSR Mortgage Loan Trust 2003-2F Series 2003-2F 2A5		4.7500	03/25/32	159,640
10,013	GSR Mortgage Loan Trust 2004-7 Series 2004-7 1A2(b)		4.8570	06/25/34	9,808
1,763,440	GSR Mortgage Loan Trust 2006-4F Series 2006-4F 4A1(c)	TSFR1M + 0.464%	4.7840	05/25/36	257,548
1,039,850	GSR Mortgage Loan Trust 2006-9F Series 2006-9F 6A1(c)	TSFR1M + 0.464%	4.7840	10/25/36	72,084
14,210	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 1B2(c)	TSFR1M + 0.894%	5.2140	12/25/35	3,380
83,002	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 2A1(b)		4.5370	04/25/36	50,577

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 96.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
12,389,869	HarborView Mortgage Loan Trust 2005-8 Series 2005-8 1X(a),(b)		0.0001	09/19/35	$ 124
9,803,175	HarborView Mortgage Loan Trust 2006-1 Series 2006-1 X1(a),(b)		0.0001	03/19/36	98
255,819	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B1(c)	TSFR1M + 1.989%	2.1580	03/25/35	170,166
9,430	Impac CMB Trust Series 2004-4 Series 2004-4 1M6(c)	TSFR1M + 2.364%	6.6840	09/25/34	9,388
20,897	Impac CMB Trust Series 2005-2 Series 2005-2 2B(c)	TSFR1M + 2.589%	6.9090	04/25/35	20,992
255,246	Impac Secured Assets CMN Owner Trust Series 2002-2 M1		6.5000	04/25/33	124,840
730,621	Impac Secured Assets CMN Owner Trust Series 2004-1 M2(d)		5.4360	03/25/34	403,533
65,106	IndyMac INDA Mortgage Loan Trust 2006-AR3 Series 2006-AR3 1A1(b)		4.1700	12/25/36	50,493
895,011	IndyMac INDX Mortgage Loan Trust 2004-AR9 Series 2004-AR9 5M2(c)	TSFR1M + 1.914%	6.2340	11/25/34	672,207
193,708	IndyMac INDX Mortgage Loan Trust 2005-AR2 Series 2005-AR2 2A1B(c)	TSFR1M + 0.894%	5.2140	02/25/35	143,165
145,569	IndyMac INDX Mortgage Loan Trust 2005-AR4 Series 2005-AR4 2A1A(c)	TSFR1M + 0.674%	4.9940	03/25/35	144,321
33,066	IndyMac INDX Mortgage Loan Trust 2006-AR5 Series 2006-AR5 2A1(b)		3.6790	05/25/36	32,184
1,162,840	IndyMac INDX Mortgage Loan Trust 2007-FLX3 Series 2007-FLX3 A2(c)	TSFR1M + 0.654%	4.9740	06/25/37	1,404,504
337,296	JP Morgan Alternative Loan Trust Series 2006-A2 5A1(b)		4.4490	05/25/36	191,651
957,411	JP Morgan Mortgage Trust 2005-A1 Series 2005-A1 IB2(b)		6.2690	02/25/35	910,213
44,991	JP Morgan Mortgage Trust 2006-A6 Series 2006-A6 3A2(b)		4.4280	10/25/36	25,044
111,514	JP Morgan Mortgage Trust 2006-A7 Series 2006-A7 2A2(b)		4.4810	01/25/37	85,225
129,289	JP Morgan Mortgage Trust 2006-S3 Series 2006-S3 1A12		6.5000	08/25/36	39,950
32,740	Lehman Mortgage Trust 2005-3 Series 2005-3 2A7		6.0000	01/25/36	27,467
3,085,906	Lehman XS Trust Series 2006-18N Series 18N A5A(c) (i)	TSFR1M + 0.454%	0.0001	12/25/36	29,289
103,690	Lehman XS Trust Series 2007-16N Series 2007-16N 2A2(c)	TSFR1M + 1.814%	6.1340	09/25/47	92,978
435,495	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A3(c)	TSFR1M + 0.464%	4.7840	03/25/36	40,314
283,071	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A1(c)	TSFR1M + 0.514%	4.8340	03/25/36	26,539
26,526	MASTR Asset Securitization Trust 2004-3 Series 2004-3 4A11		5.5000	03/25/34	301
27,260	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2003-A1 M2(b)		6.0770	12/25/32	27,709
1,932,419	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-G XA2(a),(b)		0.2210	01/25/29	10,221
259,271	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 M1(b)		4.3270	09/25/37	96,807
16,275	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2004-A1 M1(b)		6.1990	02/25/34	10,937
18,514	MortgageIT Trust 2005-2 Series 2005-2 2M2(c)	TSFR1M + 1.764%	6.0890	05/25/35	17,342
120,720	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5M1(c)	TSFR1M + 1.214%	5.5340	08/25/34	137,696
385	RALI Series 2003-QS9 Trust Series 2003-QS9 A2(c) (i) (k)	TSFR1M + 0.564%	4.8840	05/25/30	—(h)
3,108,368	RALI Series 2005-QO1 Trust Series 2005-QO1 A3(c)	TSFR1M + 0.494%	4.8140	08/25/35	1,246,213
144,873	RALI Series 2005-QS7 Trust Series 2005-QS7 CB		5.5000	06/25/35	131,400
231,335	RALI Series 2006-QS16 Trust Series 2006-QS16 A10		6.0000	11/25/36	183,919
114,882	RALI Series 2006-QS7 Trust Series 2006-QS7 A4(c)	TSFR1M + 0.514%	4.8340	06/25/36	81,955

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 96.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
49,048,800	RALI Series 2007-QH5 Trust Series 2007-QH5 AI2(c) (i)	TSFR1M + 0.614%	4.9340	06/25/37	$ 163,308
512,610	RALI Series 2007-QH7 Trust Series 2007-QH7 1A2(c)	TSFR1M + 0.654%	4.9740	08/25/37	492,347
6,258	RAMP Series 2004-SL1 Trust Series 2004-SL1 MI6(c)	TSFR1M + 2.014%	7.2840	10/25/31	6,120
5,636,083	Reperforming Loan REMIC Trust 2005-R1 Series 2005-R1 1AS(a),(b),(e)		1.7390	03/25/35	259,356
7,013,114	Reperforming Loan REMIC Trust 2005-R2 Series 2005-R2 1AS(a),(b),(e)		1.3020	06/25/35	318,050
6,248,928	Reperforming Loan REMIC Trust 2006-R1 Series 2006-R1 AS(a),(b)		1.1270	01/25/36	259,299
12,064,303	Residential Asset Securitization Trust 2005-A11CB Series 2005-A11 1AX(a),(b)		0.3560	10/25/35	136,100
267,260	Residential Asset Securitization Trust 2005-A16 Series 2005-A16 A3		6.0000	02/25/36	106,539
135,432	SACO I, Inc. Series 1999-3 1B1(b),(e) (i)		4.8410	04/25/39	133,066
874,525	Structured Asset Mortgage Investments II Trust Series 2005-AR5 X2(a),(b)		0.5280	07/19/35	21,026
300,000	Structured Asset Mortgage Investments II Trust Series AR7 A10(c) (i)	TSFR1M + 0.514%	0.0001	08/25/36	759
981,896	Structured Asset Mortgage Investments II Trust Series AR6 A2(c)	12MTA + 1.730%	6.1290	08/25/47	1,498,498
239,499	Structured Asset Securities Corp Assistance Loan Series 2003-AL1 B1(e)		3.3560	04/25/31	156,122
144,143	Structured Asset Securities Corp Mortgage Series 2003-9A B1II(b)		5.9880	03/25/33	134,715
414,671	Structured Asset Securities Corporation Series 2005-RF4 B1(b),(e)		4.3160	07/25/35	299,481
446,066	SunTrust Alternative Loan Trust 2006-1F Series 2006-1F 1A4		6.0000	04/25/36	151,007
20,135,803	WaMu Mortgage Pass-Through Certificates Series Series 2005-AR15 X(a),(b) (i)		0.0001	11/25/45	13,410
994,301	Washington Mutual Mortgage Pass-Through Series 2007-1 1A3(c)	TSFR1M + 0.484%	4.8040	02/25/37	651,687
					31,445,897
	HOME EQUITY — 19.2%
176,034	ABFC 2004-OPT1 Trust Series 2004-OPT1 M6(c)	TSFR1M + 5.364%	9.6840	12/25/32	163,714
170,420	ABFC 2004-OPT3 Trust Series 2004-OPT3 M1(c)	TSFR1M + 0.864%	5.1840	09/25/33	170,326
114,000	Accredited Mortgage Loan Trust 2005-4 Series 2005-4 M3(c)	TSFR1M + 0.574%	4.8940	12/25/35	91,946
338,700	ACE Securities Corp Home Equity Loan Trust Series Series 2003-FM1 M6(c)	TSFR1M + 5.364%	9.6840	11/25/32	293,955
135,542	ACE Securities Corp Home Equity Loan Trust Series Series 2003-NC1 M4(c)	TSFR1M + 5.364%	9.6840	07/25/33	116,620
16,136	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M2(c)	TSFR1M + 1.689%	6.0090	04/25/34	14,659
80,583	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M4(c)	TSFR1M + 3.114%	7.4340	04/25/34	69,550
245,351	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M5(c)	TSFR1M + 3.489%	7.8090	04/25/34	207,339
372,476	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 M3(c)	TSFR1M + 2.444%	6.7640	04/25/34	200,832
164,744	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 B1(c)	TSFR1M + 2.894%	7.2140	04/25/34	3,562
553,075	AFC Home Equity Loan Trust Series 1999-2 1A(c)	TSFR1M + 0.924%	5.2440	06/25/29	444,332
6,850,000	Ameriquest Mortgage Securities Asset-Backed(c) (i)	US0001M + 3.045%	3.1290	05/25/33	381
271,946	Argent Securities Inc Asset-Backed Pass-Through Series 2006-M2 A2C(c)	TSFR1M + 0.264%	4.5840	09/25/36	87,414
41,668	Asset Backed Securities Corp Home Equity Loan Series 2004-HE3 M6(c)	TSFR1M + 4.239%	8.5590	06/25/34	52,707
302,146	Asset Backed Securities Corp Home Equity Loan Series 2004-HE9 M2(c)	TSFR1M + 1.914%	6.2340	12/25/34	257,918

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 96.6% (Continued)
	HOME EQUITY — 19.2% (Continued)
791,262	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M5(c)	TSFR1M + 1.989%	6.3090	02/25/35	$ 846,342
2,430,000	Bayview Financial Mortgage Pass-Through Trust Series 2005-C B2(c)	TSFR1M + 2.139%	6.4680	06/28/44	2,160,995
328,865	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M6(c)	TSFR1M + 2.964%	5.1760	06/25/34	310,043
112,763	Bear Stearns Asset Backed Securities I Trust Series 2004-HE6 M5(c)	TSFR1M + 4.239%	5.4560	08/25/34	116,073
182,516	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M6(c)	TSFR1M + 5.739%	10.0590	08/25/34	171,136
912,695	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M5(c)	TSFR1M + 2.964%	5.7450	09/25/34	990,062
618,958	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M4(c)	TSFR1M + 2.739%	7.0590	09/25/34	716,658
376,533	Bear Stearns Asset Backed Securities I Trust Series 2004-HE9 M4(c)	TSFR1M + 2.739%	5.7140	11/25/34	428,342
188,378	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M5(c)	TSFR1M + 2.814%	6.0180	12/25/34	218,632
119,746	Bear Stearns Asset Backed Securities Trust Series 1999-2 MF1(d)		8.2200	10/25/29	167,969
11,306	Bear Stearns Asset Backed Securities Trust Series 1999-2 AF2(d)		8.4100	10/25/29	11,331
86,246	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M4(c)	TSFR1M + 2.964%	5.9220	01/25/34	84,379
73,148	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M5(c)	TSFR1M + 3.489%	5.9220	01/25/34	87,258
112,358	Bear Stearns Asset Backed Securities Trust Series 2004-HE1 M6(c)	TSFR1M + 6.114%	6.0840	02/25/34	138,305
9,927	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M4(c)	TSFR1M + 2.739%	5.5650	03/25/34	10,933
514,705	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M6(c)	TSFR1M + 4.989%	5.5650	03/25/34	487,234
60,479	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M2(c)	TSFR1M + 1.989%	6.3090	07/25/34	55,145
51,739	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M6(c)	TSFR1M + 5.739%	10.0590	07/25/34	45,883
247,423	Centex Home Equity Loan Trust 2001-b Series 2001-B A5(d)		7.3300	07/25/32	173,257
48,684	Centex Home Equity Loan Trust 2003-A Series 2003-A M2(c)	TSFR1M + 1.844%	6.1640	03/25/33	48,105
23,230	Centex Home Equity Loan Trust 2004-D Series 2004-D MV2(c)	TSFR1M + 1.149%	5.4690	09/25/34	22,527
87,167	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(c)	TSFR1M + 1.464%	5.7840	01/25/32	86,875
69,607	Citigroup Mortgage Loan Trust 2007-AMC2 Series 2007-AMC2 A3A(c)	TSFR1M + 0.274%	4.5940	01/25/37	50,923
300,739	Citigroup Mortgage Loan Trust 2007-OPX1 Series 2007-OPX1 A4B(d)		6.3330	01/25/37	95,763
4,656,956	Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4 M5(c)	TSFR1M + 1.089%	5.4090	10/25/35	2,580,514
76,504	Credit Suisse First Boston Mortgage Securities Series 2002-HE16 M2(c)	TSFR1M + 2.114%	6.4340	10/25/32	80,896
93,368	Delta Funding Home Equity Loan Trust 1999-3 Series 1999-3 M1(d)		8.1000	01/15/30	61,567
580,669	EMC Mortgage Loan Trust 2002-A Series 2002-AA M2(c),(e)	TSFR1M + 2.664%	6.9840	05/25/39	564,436
442,082	EquiFirst Mortgage Loan Trust 2004-3 Series 2004-3 M9(c)	TSFR1M + 4.014%	8.3340	12/25/34	410,110
24,751	GE Capital Mortgage Services Inc 1999-HE2 Trust Series 1999-HE2 B1(b)		7.9050	07/25/29	14,748
140,883,114	GMACM Home Equity Loan Trust 2006-HE1 Series 2006-HE1 A(c) (i) (k)	US0001M + 0.315%	0.0010	11/25/36	112,706
48,807	GSAA Home Equity Trust 2006-3 Series 2006-3 A1(c)	TSFR1M + 0.274%	4.5940	03/25/36	16,307
135,035	Home Equity Asset Trust Series 2003-8 M3(c)	TSFR1M + 2.464%	6.7840	04/25/34	133,625
166,698	Home Equity Asset Trust 2002-2 Series 2002-2 M2(c)	TSFR1M + 1.964%	6.2840	06/25/32	156,592
215,407	Home Equity Asset Trust 2004-6 Series 2004-6 M5(c)	TSFR1M + 1.764%	6.0840	12/25/34	215,874

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 96.6% (Continued)
	HOME EQUITY — 19.2% (Continued)
105,693	Home Equity Mortgage Loan Asset-Backed Trust Series 2003-A MF1(d)		4.6630	04/25/33	$ 201,598
453,975	IMC Home Equity Loan Trust 1998-1 Series 1998-1 M1(d)		7.5300	06/20/29	452,058
65	IMC Home Equity Loan Trust 1998-5 Series 1998-5 A6(d)		6.5600	03/15/37	65
133,609	Mastr Asset Backed Securities Trust 2004-FRE1 Series 2004-FRE1 M6(c)	TSFR1M + 2.214%	6.5340	07/25/34	117,310
24,381	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M4(c)	TSFR1M + 1.614%	5.9340	09/25/34	19,118
662,362	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M8(c)	TSFR1M + 2.964%	7.2840	09/25/34	457,916
732,187	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC10 Series 2003-NC10 B2(c)	TSFR1M + 5.739%	10.0590	10/25/33	806,701
358,310	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B1(c)	TSFR1M + 5.514%	9.8340	09/25/33	362,755
2	New Century Home Equity Loan Trust 2004-1 Series 2004-1 M2(c) (i) (k)	TSFR1M + 2.139%	6.4590	05/25/34	—
653,565	New Century Home Equity Loan Trust Series 2003-2 Series 2003-2 M2(c)	TSFR1M + 3.114%	7.4340	01/25/33	497,595
174,454	New Century Home Equity Loan Trust Series 2003-3 Series 2003-3 M6(c)	TSFR1M + 5.739%	10.0590	07/25/33	175,947
1,579,466	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 B(d),(e)		4.8480	11/25/33	1,390,976
28,821	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 M5(d)		4.8480	11/25/33	25,969
329,739	NovaStar Mortgage Funding Trust Series 2004-3 Series 2004-3 B1(c)	TSFR1M + 2.889%	7.2090	12/25/34	281,145
202,353	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M3(c)	TSFR1M + 2.139%	6.4590	01/25/34	179,546
298,286	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M4(c)	TSFR1M + 2.589%	6.9090	01/25/34	262,769
471,888	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M4(c)	TSFR1M + 2.814%	7.1340	05/25/34	520,778
151,624	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A2(c)	TSFR1M + 0.954%	4.8540	01/25/31	137,288
985	RASC Series 2003-KS4 Trust Series 2003-KS4 AIII(c)	TSFR1M + 0.404%	4.7240	06/25/33	986
321,960	Renaissance Home Equity Loan Trust 2002-3 Series 2002-3 B(c)	TSFR1M + 5.364%	9.6840	12/25/32	173,252
260,668	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2A(c)	TSFR1M + 3.114%	3.7330	08/25/33	218,123
30,746	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC1 B2(c)	TSFR1M + 3.114%	7.4340	02/25/34	34,336
201,152	Soundview Home Loan Trust 2007-OPT2 Series 2007-OPT2 2A3(c)	TSFR1M + 0.294%	4.6140	07/25/37	180,960
512,042	Specialty Underwriting & Residential Finance Trust Series 2004-BC1 B1(c)	TSFR1M + 2.664%	6.9840	02/25/35	543,309
14,757,000	Structured Asset Securities Corp 2005-S1(c) (i)	US0001M + 1.050%	0.0001	03/25/35	115,696
8,699	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A5		3.3750	08/25/31	6,358
15,265	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A2		3.4500	02/25/32	13,104
14,085	Terwin Mortgage Trust 2003-7SL Series 2003-7SL B3(b),(e)		8.0000	12/25/33	13,625
3,000,000	Terwin Mortgage Trust 2006-HF-1 Series 2006-HF1 M1(b),(e) (i)		0.0001	02/25/37	172,612
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE Series 2003-2HE B(b)		3.9320	07/25/34	199,777
14,033	Terwin Mortgage Trust Series TMTS 2003-5SL Series 2003-5SL B3(b),(e)		8.0000	10/25/34	12,127
1,087,477	UCFC Home Equity Loan Trust 1998-D Series 1998-D MF2(b)		7.7500	04/15/30	1,044,790
177,002	Yale Mortgage Loan Trust 2007-1 Series 2007-1 A(c),(e)	TSFR1M + 0.514%	4.8340	06/25/37	55,367
					22,720,756

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 96.6% (Continued)
	NON AGENCY CMBS — 21.5%
6,731,953	BANK 2017-BNK6 Series 2017-BNK6 XG(a),(b),(e)		1.5000	07/15/60	$ 159,125
7,027	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M4(c),(e)	TSFR1M + 0.894%	5.2140	04/25/36	6,517
848,618	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 B1(c),(e)	TSFR1M + 1.914%	6.2340	01/25/37	1,543,385
411,184	CBA Commercial Small Balance Commercial Mortgage Series 2006-2A A(d),(e)		6.0400	01/25/39	399,756
3,150,000	Citigroup Commercial Mortgage Trust 2015-GC35 Series 2015-GC35 D		3.2360	11/10/48	1,978,420
3,500,000	GS Mortgage Securities Trust 2014-GC22 Series 2014-GC22 D(b),(e)		4.7260	06/10/47	1,300,902
850,000	HMH Trust 2017-NSS Series 2017-NSS A(e)		3.0620	07/05/31	738,063
8,113,000	HMH Trust 2017-NSS Series 2017-NSS E(e) (i)		6.2920	07/05/31	964,044
4,000,000	HMH Trust 2017-NSS Series 2017-NSS F(e) (i)		8.4800	07/05/31	6,435
64,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC C(c),(e)	TSFR1M + 2.597%	6.9090	04/15/31	3,361
27,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC D(c),(e)	TSFR1M + 3.417%	7.7290	04/15/31	851
1,821,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(b)		4.2960	04/15/46	589,918
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 E(b),(e)		3.8790	10/15/48	774,035
3,302,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1 E(b),(e)		4.8530	03/15/49	2,743,223
1,666,666	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 E(e)		2.8770	05/15/49	1,322,357
3,976,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 E(b),(e)		3.0000	09/15/49	2,569,736
4,467,483	Starwood Retail Property Trust 2014-STAR Series 2014-STAR A(c),(e)	PRIME	7.5000	11/15/27	2,701,375
4,892,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 Series 2013-LC12 D(b),(e)		3.9150	07/15/46	2,956,012
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 E(e)		2.8690	02/15/48	790,821
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 D(e)		3.7680	02/15/48	869,791
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series 2016-C36 D(e)		2.9420	11/15/59	1,874,625
3,000,000	WFRBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 E(e)		3.2500	06/15/46	1,084,389
					25,377,141
	OTHER ABS — 2.6%
1,077,041	Bayview Commercial Asset Trust 2007-4 Series 2007-4A A2(c),(e)	TSFR1M + 0.939%	5.2590	09/25/37	1,622,300
272,042	BCMSC Trust 2001-A Series 2001-A M2(b)		8.2650	12/15/30	203,517
1,031,659	Conseco Finance Securitizations Corporation Series 2001-2 M1(b)		7.6900	03/01/31	1,073,744
115,575	Origen Manufactured Housing Contract Trust 2001-A Series 2001-A M1(b)		7.8200	03/15/32	115,952
					3,015,513
	RESIDENTIAL MORTGAGE — 26.7%
1,814,495	Ameriquest Mortgage Securities Inc Asset Backed Series 2005-R11 M6(c)	TSFR1M + 1.269%	5.5890	01/25/36	1,926,946
164,594	Amortizing Residential Collateral Trust Series 2001-BC5 M1(c)	TSFR1M + 0.939%	5.2590	08/25/31	174,173
21,401	Bear Stearns Asset Backed Securities Trust Series 2004-SD1 M3(d)		6.0000	12/25/42	—(h)
59,201	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A2A		6.0000	09/25/46	57,917
5,417,441	Carrington Mortgage Loan Trust Series 2005-FRE1 Series 2005-FRE1 M4(c)	TSFR1M + 1.044%	5.3640	12/25/35	2,759,296

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 96.6% (Continued)
	RESIDENTIAL MORTGAGE — 26.7% (Continued)
107,139	Chase Funding Trust Series 2003-3 Series 2003-3 1M2		4.8850	05/25/32	$ 92,598
1,354,888	Citicorp Residential Mortgage Trust Series 2006-2 Series 2006-2 M3(d)		5.9960	09/25/36	1,433,852
143,937	Citigroup Global Markets Mortgage Securities VII, Series 1997-LB6 B2		7.0000	12/25/27	30,916
199,716	Citigroup Mortgage Loan Trust 2007-AHL3 Series 2007-AHL3 A1(c),(e)	TSFR1M + 0.284%	4.6040	05/25/37	175,960
1,361,034	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 MV6(c)	TSFR1M + 1.989%	6.3090	08/25/35	1,483,101
2,871,318	Countrywide Asset-Backed Certificates Series 2006-BC1 M4(c)	TSFR1M + 1.089%	5.4090	04/25/36	2,156,787
1,891,525	Countrywide Asset-Backed Certificates Series 2006-1 MV2(c)	TSFR1M + 0.729%	4.4670	07/25/36	1,749,597
84,037	Countrywide Asset-Backed Certificates Series 2006-23 1A(c)	TSFR1M + 0.394%	4.7140	05/25/37	80,020
84,412	Credit-Based Asset Servicing and Securitization, Series 2002-CB5 M2(c)	TSFR1M + 3.114%	4.2240	05/25/32	93,867
247,675	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B4(c),(e)	TSFR1M + 3.864%	3.2900	03/25/34	301,578
108,178	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B2(c)	TSFR1M + 3.114%	3.2900	03/25/34	126,322
145,075	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B3(c)	TSFR1M + 4.989%	3.2900	03/25/34	257,248
54,765	Credit-Based Asset Servicing and Securitization, Series 2004-CB6 B1(c)	TSFR1M + 2.814%	4.7140	07/25/35	45,490
6,445	Credit-Based Asset Servicing and Securitization, Series 2004-CB8 M1(c)	TSFR1M + 0.909%	3.6460	12/25/35	6,397
132,574	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1 MF4(b)		5.6540	07/25/35	111,351
909	CWABS Inc Asset-Backed Certificates Trust 2004-5 Series 2004-5 M1(c)	TSFR1M + 0.969%	5.2890	08/25/34	909
1,371,264	Equifirst Loan Securitization Trust 2007-1 Series 2007-1 M1(c)	TSFR1M + 0.394%	4.7140	04/25/37	1,256,090
457,005	Equity One Mortgage Pass-Through Trust 2004-3 Series 2004-3 M3(d)		3.7840	07/25/34	359,213
640,958	First Franklin Mortgage Loan Trust 2002-FF4 Series 2002-FF4 M1(c)	TSFR1M + 1.689%	6.0090	02/25/33	541,234
283,821	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(c)	TSFR1M + 2.589%	6.9090	10/25/33	256,439
887,550	First Franklin Mortgage Loan Trust 2003-FFH1 Series 2003-FFH1 M2(c)	TSFR1M + 2.739%	7.0590	09/25/33	780,034
291,205	First Franklin Mortgage Loan Trust 2004-FF5 Series 2004-FF5 M6(c)	TSFR1M + 2.514%	6.8340	08/25/34	269,790
2,059,341	First Franklin Mortgage Loan Trust 2006-FF11 Series 2006-FF11 M1(c)	TSFR1M + 0.489%	4.8090	08/25/36	1,733,581
54,487	Fremont Home Loan Trust 2004-B Series 2004-B M6(c)	TSFR1M + 2.439%	6.7590	05/25/34	47,595
325	Fremont Home Loan Trust 2004-C Series 2004-C M3(c)	TSFR1M + 1.839%	6.1590	08/25/34	279
166,297	GSAMP Trust 2004-OPT Series 2004-OPT B2(c)	TSFR1M + 2.664%	3.6100	11/25/34	131,221
89,597	GSAMP Trust 2004-WF Series 2004-WF B1(c)	TSFR1M + 2.589%	6.9090	10/25/34	92,859
3,298,361	Home Equity Loan Trust Series 2007-FRE1 M1(c)	TSFR1M + 0.614%	4.9340	04/25/37	3,170,082
134,998	Home Equity Mortgage Loan Asset-Backed Trust Series 2005-D M1(c)	TSFR1M + 0.774%	5.0940	03/25/36	127,293
138,429	Lehman XS Trust 2007-1 Series 2007-1 1A4(c)	TSFR1M + 0.574%	4.8940	02/25/37	110,823
332,556	Mastr Specialized Loan Trust Series 2005-2 B(d),(e)		6.2500	07/25/35	311,620
2,920	Merrill Lynch Mortgage Investors Trust Series Series 2005-WMC1 M2(c)	TSFR1M + 0.909%	5.2290	09/25/35	2,851
9,381	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7 Series 2004-NC7 M4(c)	TSFR1M + 1.839%	6.1590	07/25/34	10,632
136,201	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4 Series 2005-WMC4 M6(c)	TSFR1M + 1.164%	5.4840	04/25/35	127,586

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 96.6% (Continued)
	RESIDENTIAL MORTGAGE — 26.7% (Continued)
1,188,670	Newcastle Mortgage Securities Trust 2007-1 Series 2007-1 M2(c)	TSFR1M + 0.764%	5.0840	04/25/37	$ 1,747,928
932,160	Ownit Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(c)	TSFR1M + 2.889%	7.2090	07/25/35	1,081,138
1,309,152	People's Choice Home Loan Securities Trust Series Series 2004-2 M5(c)	TSFR1M + 2.814%	7.1340	10/25/34	837,552
889,900	Quest Trust Series 2004-X2 M3(c),(e)	TSFR1M + 3.339%	7.6590	06/25/34	827,814
190,634	RAAC Series 2006-SP1 Trust Series 2006-SP1 M2(c)	TSFR1M + 0.939%	5.2590	09/25/45	136,771
358,780	RAMP Series 2003-RS7 Trust Series 2003-RS7 MII3(c)	TSFR1M + 3.714%	5.0810	08/25/33	285,564
123,466	RAMP Series 2005-RS8 Trust Series 2005-RS8 M2(c)	TSFR1M + 0.614%	5.1840	09/25/35	122,930
174,640	RAMP Series 2007-RS2 Trust Series 2007-RS2 A3(c)	TSFR1M + 0.854%	5.1740	05/25/37	159,013
46,962	SACO I Trust 2006-3 Series 2006-3 A1(c)	TSFR1M + 0.474%	4.7940	04/25/36	156,972
52,691	Saxon Asset Securities Trust 2004-2 Series 2004-2 MV3(c)	TSFR1M + 2.019%	2.0700	08/25/35	55,077
948,250	Saxon Asset Securities Trust 2005-1 Series 2005-1 B3(c)	TSFR1M + 3.639%	1.8140	05/25/35	58,721
4,500,000	Saxon Asset Securities Trust 2007-4 Series 2007-4 M1(c),(e)	TSFR1M + 3.114%	7.4340	12/25/37	2,870,399
142,039	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC3 M2(c)	TSFR1M + 1.794%	6.1140	09/25/34	143,639
83,063	SG Mortgage Securities Trust 2006-OPT2 Series 2006-OPT2 A3C(c)	TSFR1M + 0.414%	4.7340	10/25/36	77,961
28,188	Soundview Home Loan Trust 2004-WMC1 Series 2004-WMC1 M4(c)	TSFR1M + 1.314%	5.6340	01/25/35	22,757
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2 B1(c)	TSFR1M + 4.614%	8.9340	06/25/34	179,637
28,871	Structured Asset Investment Loan Trust 2003-BC2 Series 2003-BC2 A2(c)	TSFR1M + 0.834%	5.1540	04/25/33	30,715
145,759	Structured Asset Investment Loan Trust 2003-BC4 Series 2003-BC4 M4(c)	TSFR1M + 4.989%	9.3090	06/25/33	129,615
68,262	Structured Asset Investment Loan Trust 2003-BC8 Series 2003-BC8 M2(c)	TSFR1M + 2.739%	7.0590	08/25/33	63,438
71,562	Structured Asset Investment Loan Trust 2004-9 Series 2004-9 M6(c)	TSFR1M + 2.889%	7.2090	10/25/34	80,590
230,308	Structured Asset Securities Corp Mortgage Series 2003-36XS M1(d)		6.4300	11/25/33	205,048
33,588	Wilshire Mortgage Loan Trust Series 1997-2 A7(b)		6.8350	03/25/28	33,445
8,289	Wilshire Mortgage Loan Trust Series 1997-2 M2(b)		7.4250	05/25/28	8,257
					31,708,528

	TOTAL NON-AGENCY ASSET BACKED SECURITIES (Cost $131,245,384)				114,267,835

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.5%
MONEY MARKET FUND - 0.5%
592,305	First American Government Obligations Fund, Class X, 4.25% (Cost $592,305) (g)	$ 592,305

	TOTAL INVESTMENTS - 99.8% (Cost $146,459,168)	$ 118,032,967
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	217,620
	NET ASSETS - 100.0%	$ 118,250,587

ABS	- Asset Backed Securities
CMBS	- Commercial Mortgage Backed Securities
LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
12MTA	- 12-Month Treasury Average
H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
PRIME	- Prime Rate by Country United States
SOFR30A	- United States Secured Overnight Financing Rate (SOFR) Over A Rolling 30-Day Period
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month
US0001M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 1 Month
(a)	Interest only securities.
(b)	Variable rate security; the rate shown represents the rate on June 30, 2025.
(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2025.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is $33,280,546 or 28.1% of net assets.
(f)	Zero coupon bond.
(g)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(h)	Amount represents less than $1.
(i)	Illiquid security. Total illiquid securities represent 1.8% of net assets as of June 30, 2025.
(k)	The fair value of this investment is determined using significant unobservable inputs.